Securities - Fair Value of Investments with Continuous Unrealized Loss Position (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	$ 8,373,000,000	$ 49,031,000,000
Less than 12 months, Unrealized losses	112,000,000	2,523,000,000
12 months or more, Fair value	53,761,000,000	30,831,000,000
12 months or more, Unrealized losses	4,174,000,000	3,741,000,000
Total, Fair value	62,134,000,000	79,862,000,000
Total, Unrealized losses	4,286,000,000	6,264,000,000
AOCI, transfers from AFS to HTM Securities, gross unrealized losses, less than 12 months	0	120,000,000
AOCI, transfers from AFS to HTM Securities, gross unrealized losses, greater than 12 months	146,000,000	59,000,000
U.S. Treasury
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	694,000,000	14,058,000,000
Less than 12 months, Unrealized losses	48,000,000	824,000,000
12 months or more, Fair value	14,862,000,000	15,236,000,000
12 months or more, Unrealized losses	1,604,000,000	1,839,000,000
Total, Fair value	15,556,000,000	29,294,000,000
Total, Unrealized losses	1,652,000,000	2,663,000,000
Non-U.S. government
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	2,756,000,000	8,775,000,000
Less than 12 months, Unrealized losses	24,000,000	336,000,000
12 months or more, Fair value	11,767,000,000	7,372,000,000
12 months or more, Unrealized losses	660,000,000	733,000,000
Total, Fair value	14,523,000,000	16,147,000,000
Total, Unrealized losses	684,000,000	1,069,000,000
Agency residential mortgage-backed securities (“RMBS”)
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	2,753,000,000	7,929,000,000
Less than 12 months, Unrealized losses	27,000,000	376,000,000
12 months or more, Fair value	6,793,000,000	789,000,000
12 months or more, Unrealized losses	438,000,000	168,000,000
Total, Fair value	9,546,000,000	8,718,000,000
Total, Unrealized losses	465,000,000	544,000,000
Agency commercial mortgage-backed securities (“MBS”)
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	328,000,000	6,088,000,000
Less than 12 months, Unrealized losses	5,000,000	389,000,000
12 months or more, Fair value	7,060,000,000	1,878,000,000
12 months or more, Unrealized losses	526,000,000	296,000,000
Total, Fair value	7,388,000,000	7,966,000,000
Total, Unrealized losses	531,000,000	685,000,000
Collateralized loan obligations (“CLOs”)
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	784,000,000	4,806,000,000
Less than 12 months, Unrealized losses	0	94,000,000
12 months or more, Fair value	3,158,000,000	403,000,000
12 months or more, Unrealized losses	10,000,000	10,000,000
Total, Fair value	3,942,000,000	5,209,000,000
Total, Unrealized losses	10,000,000	104,000,000
Foreign covered bonds
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	268,000,000	2,830,000,000
Less than 12 months, Unrealized losses	1,000,000	83,000,000
12 months or more, Fair value	3,603,000,000	1,977,000,000
12 months or more, Unrealized losses	179,000,000	203,000,000
Total, Fair value	3,871,000,000	4,807,000,000
Total, Unrealized losses	180,000,000	286,000,000
Non-agency commercial MBS
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	187,000,000	1,914,000,000
Less than 12 months, Unrealized losses	2,000,000	201,000,000
12 months or more, Fair value	2,607,000,000	932,000,000
12 months or more, Unrealized losses	309,000,000	156,000,000
Total, Fair value	2,794,000,000	2,846,000,000
Total, Unrealized losses	311,000,000	357,000,000
U.S. government agencies
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	573,000,000	1,710,000,000
Less than 12 months, Unrealized losses	4,000,000	186,000,000
12 months or more, Fair value	1,779,000,000	208,000,000
12 months or more, Unrealized losses	190,000,000	37,000,000
Total, Fair value	2,352,000,000	1,918,000,000
Total, Unrealized losses	194,000,000	223,000,000
Non-agency RMBS
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	30,000,000	588,000,000
Less than 12 months, Unrealized losses	1,000,000	16,000,000
12 months or more, Fair value	1,300,000,000	1,148,000,000
12 months or more, Unrealized losses	174,000,000	193,000,000
Total, Fair value	1,330,000,000	1,736,000,000
Total, Unrealized losses	175,000,000	209,000,000
Other ABS
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value	0	333,000,000
Less than 12 months, Unrealized losses	0	18,000,000
12 months or more, Fair value	832,000,000	876,000,000
12 months or more, Unrealized losses	84,000,000	106,000,000
Total, Fair value	832,000,000	1,209,000,000
Total, Unrealized losses	$ 84,000,000	124,000,000
Other debt securities
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months, Fair value		0
Less than 12 months, Unrealized losses		0
12 months or more, Fair value		12,000,000
12 months or more, Unrealized losses		0
Total, Fair value		12,000,000
Total, Unrealized losses		$ 0